SCHEDULE OF BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 41,198	¥ 293,290	¥ 109,213	¥ 105,345
Accounts receivable, net	7,188	51,171
Prepaid expenses and other current assets, net	6,925	49,302	45,535
Inventories	659	4,694	6,351
Total current assets	56,048	399,000	161,665
Non-current assets
Property and equipment, net	5,153	36,683	39,599
Operating lease right-of-use assets, net	165	1,172	1,714
Finance lease right-of-use assets, net	315	2,246	2,246
Intangible assets, net	27	189	205
Deferred loss on sale-leaseback	74	526	605
Total non-current assets	5,734	40,816	44,369
Total assets	61,782	439,828	206,034
Current liabilities
Accounts payable	25,754	183,345	138,504
Short-term borrowings	8,761	62,367	57,600
Notes payable	1,124	8,000
Current portion of government grants	255	1,812	1,812
Lease liability	359	2,554	4,085
Other payables and accrued liabilities	12,669	90,190	89,350
Current liabilities related to discontinued operations	247	1,752	1,601
Total current liabilities	55,000	391,800	333,739
Non-current liabilities
Long-term borrowings	801	5,700	6,000
Government grants	228	1,623	2,530
Lease liability - non-current	142	1,014	1,619
Total non-current liabilities	1,171	8,337	10,149
Total liabilities	56,204	400,101	343,888
Related Party [Member]
Current assets
Due from related parties	78	555	566
Current liabilities
Due to related parties	$ 5,864	41,744	40,787
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents		8,394	517
Accounts receivable, net		51,171
Prepaid expenses and other current assets, net		15,911	11,640
Inventories		4,694	6,351
Total current assets		80,725	19,074
Non-current assets
Property and equipment, net		36,684	39,599
Operating lease right-of-use assets, net		1,172	1,714
Finance lease right-of-use assets, net		2,246	2,246
Intangible assets, net		189	205
Deferred loss on sale-leaseback		526	605
Total non-current assets		40,817	44,369
Total assets		121,542	63,443
Current liabilities
Accounts payable		184,720	138,504
Short-term borrowings		62,367	57,600
Notes payable		8,000
Current portion of government grants		1,812	1,812
Lease liability		2,554	4,085
Other payables and accrued liabilities		55,955	64,604
Current liabilities related to discontinued operations			1,601
Total current liabilities		332,570	285,155
Non-current liabilities
Long-term borrowings		5,700	6,000
Government grants		1,623	2,530
Lease liability - non-current		1,014	1,619
Total non-current liabilities		8,337	10,149
Total liabilities		340,907	295,304
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Current assets
Due from related parties		555	566
Current liabilities
Due to related parties		¥ 17,162	¥ 16,949